Long-Term Debt - Additional Information (Detail) - USD ($) $ in Thousands						9 Months Ended		12 Months Ended
	Mar. 04, 2015	Oct. 17, 2014	Feb. 26, 2014	Jan. 31, 2014	Feb. 26, 2011	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Oct. 21, 2014
Debt Instrument [Line Items]
Extinguishment of debt expense						$ 17,058	$ 14,699	$ 14,699	$ 0	$ 0
Deferred financing fees						7,800		10,000
Senior Secured Credit Facility | National Mentor Holdings, Inc
Debt Instrument [Line Items]
Extinguishment of debt expense				$ 11,100
Deferred financing fees				7,200
Debt instrument original issue discount				$ 3,900
Letters of credit issued								0	0		$ 0
Senior Notes | National Mentor Holdings, Inc
Debt Instrument [Line Items]
Extinguishment of debt expense	$ 2,700	$ 14,300	$ 3,600
Deferred financing fees	200	800	200
Debt instrument original issue discount	900	3,400	1,000			$ 0		$ 4,570	$ 7,003
Amount paid to redeem aggregate principal of debt	51,900	175,600	38,000		$ 38,000
Expense of redemption premium	$ 1,600	$ 10,100	$ 2,400